Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2020
Prepaid expenses and other current assets
Prepaid expenses and other current assets

4. Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of	As of
	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
Earnings rights associated with loan assets(1)	380,000,000	258,012,040	39,542,075
Prepaid expenses(2)	160,697,858	57,084,166	8,748,531
Input VAT to be deducted	79,150,506	64,367,796	9,864,796
Interest receivable of Consolidated Trusts	35,451,817	11,359,212	1,740,875
Advance to employee	6,330,011	1,510,410	231,480
Receivables from borrowers	1,206,974	—	—
Others	44,612,448	11,442,695	1,753,671
Total prepaid expenses and other current assets	707,449,614	403,776,319	61,881,428
(1)

In 2019, the Group purchased earnings rights of two loan assets from a related party without recourse (Note 11). The principal of the two underlying loans amounted to RMB100 million (Loan#1) and RMB280 million (Loan#2), respectively. Based on the earnings right transfer agreement, the Group obtains the contractual right to receive principal and interest payments of the underlying loans through the transfer of earnings rights from Jiangxi Ruijing and is obligated legally to absorb the credit risk. Therefore, the Group recognized the earning rights as other receivable under ‘Prepaid expenses and other current assets’.

Loan#1 was advanced on January 31, 2019 and was due on January 30, 2020, and the interest rate applied is 15.6%. On January 30, 2020, Loan#1 had been partially repaid by RMB30 million, and the maturity date of remaining RMB70 million had been extended to October 31, 2020. As of the date of this report, Loan#1 had been fully repaid. The loan was secured by pledged shares provided by the borrower’s controlling shareholder. The total number of the pledged shares was 100, which represent 100% of the total outstanding shares of a British Virgin Islands (“BVI”) company controlled by the borrower’s controlling shareholder. The net equity of the BVI company as of December 31, 2019 was RMB116.6 million.

Loan#2 was advanced on May 9, 2019 and was due on November 9, 2019, and the interest rate applied is 8%. In 2019, the maturity date of the entire Loan#2 had been extended to November 9, 2020. As of the date of this report, Loan#2 had been partially repaid by RMB20 million, and the maturity date of remaining RMB260 million had been extended to November 9, 2021. The loan was guaranteed by borrower’s shareholder.

The Group assesses the allowance for credit losses for the earnings rights of loan assets in accordance with ASC 326, taking reference with the credit ratings of the corresponding loan borrowers and applying the probability of default rates, based on the mapping of probability of default rates and external credit ratings.

The following table presents the movement of the allowances for the credit losses for earnings rights associated with the loan assets:

			Credit losses for
	As of		earnings rights	As of
	December 31,	Adoption of ASU	associated with the	December 31,
	2019	2016-13	loan assets.	2020
	RMB	RMB	RMB	RMB
Total	—	2,802,000	(814,040)	1,987,960

			Credit losses for
	As of		earnings rights	As of
	December 31,	Adoption of ASU	associated with the	December 31,
	2019	2016-13	loan assets.	2020
	US$	US$	US$	US$
Total	—	429,425	(124,757)	304,668

(2)Prepaid expenses mainly relate to prepaid service fee to our service providers.